Unaudited Condensed Consolidated Statements of Income - USD ($)		6 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Revenue
Total revenue		$ 12,588,263	$ 13,386,367
Cost of revenues
Total Cost of revenues		9,582,321	9,564,100
Gross profit		3,005,942	3,822,267
Operating expenses:
General and administrative expenses		3,894,427	1,261,906
Research and development expenses		574,041	436,024
Total operating expenses		4,468,468	1,697,930
(Loss) /income from operations		(1,462,526)	2,124,337
Other income/(expenses):
Interest income		322	3,531
Interest expense		(1,192,046)	(1,191,971)
Other expense, net		(28,139)	(39,965)
Total other expenses, net		(1,219,863)	(1,228,405)
(Loss)/income before income taxes		(2,682,389)	895,932
Provision for income taxes
Net (loss)/income		$ (2,682,389)	$ 895,932
Earnings per share – Basic (in Dollars per share)	[1]	$ (2.49)	$ 0.9
Earnings per share – Diluted (in Dollars per share)	[1]	$ (2.49)	$ 0.9
Weighted Average Shares Outstanding – Basic (in Shares)	[1]	1,076,035	1,000,000
Weighted Average Shares Outstanding – Diluted (in Shares)	[1]	1,076,035	1,000,000
Time charter revenue | Related Party
Revenue
Total revenue		$ 9,176,820	$ 9,977,858
Vessel management services revenue | Related Party
Revenue
Total revenue		1,966,321	1,979,244
Vessel management services revenue | Third Parties
Revenue
Total revenue		1,445,122	1,429,265
Cost of time charter revenue
Cost of revenues
Total Cost of revenues		6,676,992	6,509,744
Cost of vessel management services revenue
Cost of revenues
Total Cost of revenues		$ 2,905,329	$ 3,054,356

[1]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization and 25:1 share consolidation effective Apr 2, 2026 as described in Note 13